Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets (Note 9)	$ 3,383	$ 3,075
Regulatory liabilities (Note 9)	(3,358)	(3,626)
Defined Benefit Pension Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	32	19
Unamortized past service costs	1	1
Income tax recovery	(8)	(3)
Accumulated other comprehensive income (loss) (Note 21)	25	17
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	486	457
Past service credits	(9)	(10)
Other regulatory deferrals	15	15
Net regulatory assets (liabilities)	492	462
Regulatory assets (Note 9)	492	462
Regulatory liabilities (Note 9)	0	0
OPEB Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	(2)	(2)
Unamortized past service costs	7	2
Income tax recovery	(1)	(1)
Accumulated other comprehensive income (loss) (Note 21)	4	(1)
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	(18)	(25)
Past service credits	(8)	(16)
Other regulatory deferrals	19	27
Net regulatory assets (liabilities)	(7)	(14)
Regulatory assets (Note 9)	38	23
Regulatory liabilities (Note 9)	$ (45)	$ (37)